Financial assets at amortized cost and other positions in scope of expected credit loss measurement - Coverage ratios (Narrative) (Detail)	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Provision Matrix [Line Items]
Total combined on- and off-balance sheet coverage ratio	0.22%	0.21%
Increase decrease in ECL coverage	0.01%
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total combined on- and off-balance sheet coverage ratio	0.11%	0.10%
Increase decrease in ECL coverage	0.01%
Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Total combined on- and off-balance sheet coverage ratio	21.00%
Increase decrease in ECL coverage	(1.00%)
Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Total combined on- and off-balance sheet coverage ratio	7.00%